SCHEDULE OF CASH AND BANK BALANCES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash And Bank Balances
Cash at banks	$ 1,047	$ 538
Cash and bank balances	$ 1,047	$ 538